Intermountain Refining Co., Inc
PO Box 35
Farmington, NM 87499
(505) 326-2668

March 2, 2006

Securities and Exchange Commission
Washington, D.C. 20549

RE: Commission File Number 333-91191
Response letter to SEC comment letter dated January 26, 2006

Ladies and Gentlemen:

We have included in this filing a copy of our February 15, 2006 response letter to the SEC comment letter, dated January 26, 2006, that is specific to comments pertaining to our Form 10-KSB filed for the period ended February 28, 2005. This response letter was originally filed as the cover letter to our amendment to our Form 10-KSB for the period ended February 28, 2005 filed with the commission on February 15, 2006. We are now filing this response letter as a separate correspondence as requested by the Commission in a supplemental comment letter dated February 28, 2006.

Please feel free to contact us if you require any addition information regarding this matter.

Sincerely,

/s/Rick L. Hurt

Rick L. Hurt, Secretary, Treasurer, Director